Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 6—GOODWILL AND INTANGIBLE ASSETS

Goodwill

As of June 30, 2016 and December 31, 2015, the Company had a goodwill balance of $836.1 million and $834.4 million, respectively. The change in the carrying amount of goodwill during the six months ended June 30, 2016 was the result of foreign currency translation adjustments.

Intangible assets, net

The following table presents intangible asset balances (in thousands):

	June 30, 2016			December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$967,741	$(487,169)	$480,572	$962,842	$(430,803)	$532,039	10 years
2GIG 2.0 technology	17,000	(8,772)	8,228	17,000	(7,064)	9,936	8 years
Other technology	7,067	(4,262)	2,805	7,067	(3,438)	3,629	5 years
Space Monkey technology	7,100	(1,515)	5,585	7,100	(761)	6,339	6 years
Patents	8,143	(2,910)	5,233	7,524	(2,094)	5,430	5 years
Non-compete agreements	1,200	(1,100)	100	1,200	(800)	400	2-3 years

Total definite-lived intangible assets:	$1,008,251	$(505,728)	$502,523	$1,002,733	$(444,960)	$557,773

Indefinite-lived intangible assets:
IP addresses	$564	$—	$564	$564	$—	$564
Domain names	59	—	59	58	—	58

Total Indefinite-lived intangible assets	623	—	623	622	—	622

Total intangible assets, net	$1,008,874	$(505,728)	$503,146	$1,003,355	$(444,960)	$558,395

The Company recognized amortization expense related to the capitalized software development costs of $0.3 million during each of the three months ended June 30, 2016 and 2015 and $0.6 million during each of the six months ended June 30, 2016 and 2015. Amortization expense related to intangible assets was approximately $29.3 million and $33.9 million for the three months ended June 30, 2016 and 2015, respectively and $58.5 million and $67.9 million during the six months ended June 30, 2016 and 2015, respectively.

Estimated future amortization expense of intangible assets, excluding approximately $0.3 million in patents currently in process, is as follows as of June 30, 2016 (in thousands):

2016—Remaining Period	$58,289
2017	101,423
2018	89,834
2019	78,177
2020	67,396
Thereafter	107,082

Total estimated amortization expense	$502,201

NOTE 10—GOODWILL AND INTANGIBLE ASSETS

Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2014, were as follows (in thousands):

Balance as of January 1, 2014	$836,318
Goodwill resulting from Wildfire acquisition	504
Goodwill resulting from Space Monkey acquisition	7,402
Effect of Foreign Currency Translation	(2,702)

Balance as of December 31, 2014	841,522
Goodwill Impaired due to Wireless Restructuring (see Note 3)	(2,270)
Effect of Foreign Currency Translation	(4,836)

Balance as of December 31, 2015	$834,416

As of December 31, 2015 and December 31, 2014, the Company had a goodwill balance of $834.4 million and $841.5 million, respectively. In connection with the Wireless Restructuring (See Note 3), the Company fully impaired goodwill related to its Wireless Internet business. The resulting impairment charge of $2.3 million is included in restructuring and asset impairment charges on the consolidated statement of operations during the year ended December 31, 2015. Accumulated impairment losses were $2.3 million and $0 as of December 31, 2015 and December 31, 2014, respectively. The remaining change in the carrying amount of goodwill during the year ended December 31, 2015 was the result of foreign currency translation adjustments.

Intangible assets, net

The following table presents intangible asset balances as of December 31, 2015 and 2014 (in thousands):

	December 31,		Estimated Useful Lives
	2015	2014
Definite-lived intangible assets:
Customer contracts	$962,842	$978,776	10 years
2GIG 2.0 technology	17,000	17,000	8 years
Patents	7,524	6,518	5 years
Space Monkey technology	7,100	7,100	6 years
CMS and other technology	7,067	7,067	5 years
Non-compete agreements	1,200	2,000	2-3 years
Wireless internet technologies	—	4,690	2-3 years

	1,002,733	1,023,151
Accumulated amortization	(444,960)	(320,198)

Definite-lived intangible assets, net	557,773	702,953
Indefinite-lived intangible assets:
IP addresses	564	214
Domain names	58	59

Total indefinite-lived intangible assets	622	273

Total intangible assets, net	$558,395	$703,226

Identifiable intangible assets acquired by the Company in connection with the Smartrove acquisition consisted of $4.0 million of Smartrove technology and $0.7 million of other related technologies. Identifiable intangible assets acquired by the Company in connection with the Wildfire acquisition were $2.1 million of customer contracts and $0.8 million associated with non-compete agreements entered into by certain former members of Wildfire management. In connection with the Wireless Restructuring (See Note 3), the Company fully impaired the remaining unamortized definite-lived intangible assets related to its Wireless Internet business. The resulting impairment charge of $2.9 million is included in restructuring and asset impairment charges on the consolidated statement of operations during the year ended December 31, 2015.

Identifiable intangible assets acquired by the Company in connection with the Space Monkey acquisition were $7.1 million of Space Monkey technology and $1.2 million associated with non-compete agreements entered into by certain former members of Space Monkey management.

During the year ended December 31, 2015, the Company acquired $1.4 million of intangibles related to patents, domain names and Internet Protocol (“IP”) addresses.

During the years ended December 31, 2015, 2014 and 2013, respectively, the Company recognized $1.3 million, $1.3 million and $0.1 million of amortization expense related to the capitalized software development costs.

Amortization expense related to intangible assets was $134.8 million, $151.3 million and $164.2 million for the years ended December 31, 2015, 2014 and 2013, respectively.

Estimated future amortization expense of intangible assets, excluding approximately $0.4 million in patents currently in process, is as follows as of December 31, 2015 (in thousands):

2016	$116,096
2017	100,808
2018	89,277
2019	77,696
2020	66,984
Thereafter	106,526

Total estimated amortization expense	$557,387